Related Party Transactions (Details) - ARS ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Disclosure of financial assets [line items]
Total	$ 8,901,905	$ 10,186,461
Trade and other receivables [Member]
Disclosure of financial assets [line items]
Total	4,826,604	6,063,813
Investments in financial assets [Member]
Disclosure of financial assets [line items]
Total	5,570,841	4,554,854
Trade and other payables [Member]
Disclosure of financial assets [line items]
Total	$ (1,495,540)	$ (432,206)